Schedule 1 - Condensed Parent Company Financial Statements (Aqua America, Inc. [Member])	12 Months Ended
Dec. 31, 2013
Aqua America, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Schedule I - Condensed Financial Information Of Parent Company

	2013	2012
Assets

Current assets:
Accounts receivable, net	$1,423	$3,116
Accounts receivable - affiliates	3,092	18,572
Notes Receivable - affiliates	-	60,000
Deferred income taxes	34,366	34,219
Prepayments and other current assets	3,232	3,337
Total current assets	42,113	119,244

Deferred charges and other assets, net	18,227	17,678
Notes Receivable - affiliates	280,830	299,008
Accounts receivable - affiliates	54,456	127,667
Deferred income tax asset	94,809	50,435
Investment in subsidiaries	1,510,377	1,457,884
	$2,000,812	$2,071,916
Liabilities and Equity
Stockholders' equity	$1,534,835	$1,385,704

Long-term debt, excluding current portion	324,400	451,401

Current liabilities:
Current portion of long-term debt	27,000	31,600
Accounts payable	300	-
Accrued interest	3,115	3,599
Accrued taxes	798	20,883
Accounts payable - affiliates	22,263	22,312
Other accrued liabilities	13,404	6,055
Total current liabilities	66,880	84,449

Other liabilities	74,697	150,362

	$2,000,812	$2,071,916

The accompanying condensed notes are an integral part of these condensed financial statements.

	2013	2012	2011

Other income	$6,936	$13,017	$6,935
Operating expense and other expenses	2,941	1,734	4,067
Gain on sale of utility systems	(400)	(13,064)	-
Operating income	4,395	24,347	2,868
Interest expense, net	4,208	4,031	3,787
Other expense (income)	139	(1,714)	896
Income (loss) before equity in earnings of subsidiaries and income taxes	48	22,030	(1,815)
Equity in earnings of subsidiaries	220,675	182,652	151,021
Income before income taxes	220,723	204,682	149,206
Provision for income taxes	(577)	8,119	6,137
Net income attributable to common shareholders	$221,300	$196,563	$143,069

Comprehensive income	$221,531	$196,422	$142,826

Net income per common share:
Basic	$1.26	$1.13	$0.83
Diluted	$1.25	$1.12	$0.83

Average common shares outstanding during the period:
Basic	176,140	174,201	172,727
Diluted	176,814	174,918	173,361

The accompanying condensed notes are an integral part of these condensed financial statements.

	2013	2012	2011
Net cash flows from operating activities	$159,144	$44,097	$79,527
Cash flows from investing activities:
Acquisitions of utility systems and other, net	(266)	(105,160)	(6,936)
Net proceeds from the sale of utility systems and other assets	-	79,560	13,049
Proceeds from note receivable	-	-	5,289
(Increase) decrease in investment of subsidiary	50,337	(54,574)	15,184
Other	(267)	(3,681)	74
Net cash flows from (used in) investing activities	49,804	(83,855)	26,660
Cash flows from financing activities:
Net repayments of short-term debt	-	(5,000)	(10,000)
Proceeds from long-term debt	98,956	210,317	40,177
Repayments of long-term debt	(230,600)	(99,212)	(67,000)
Proceeds from issuing common stock	10,290	13,190	12,607
Proceeds from exercised stock options	25,698	14,598	6,603
Share-based compensation windfall tax benefits	2,420	-	-
Repurchase of common stock	(12,823)	(1,464)	(1,163)
Dividends paid on common stock	(102,889)	(93,423)	(87,133)
Net cash flows (used in) from financing activities	(208,948)	39,006	(105,909)
Net (decrease) increase in cash and cash equivalents	-	(752)	278
Cash and cash equivalents at beginning of year	-	752	474
Cash and cash equivalents at end of year	$-	$-	$752

See Note 1 - Basis of Presentation

The accompanying condensed notes are an integral part of these condensed financial statements.

Note 1 – Basis of Presentation – The accompanying condensed financial statements of Aqua America, Inc. (parent) should be read in conjunction with the consolidated financial statements and notes thereto of Aqua America, Inc. and subsidiaries (“Registrant”) included in Part II, Item 8 of the Form 10-K.  Aqua America Inc.’s (parent) significant accounting policies are consistent with those of the Registrant and its wholly-owned subsidiaries.

Aqua America, Inc. (parent) borrows and provides funds to its subsidiaries, in support of their operations.  Amounts owed to Aqua America, Inc. (parent) for borrowings under this facility are reflected as inter-company receivables on the condensed balance sheets.  The interest rate charged to the subsidiaries is sufficient to cover Aqua America, Inc.’s (parent) interest costs under its associated borrowings.

As of December 31, 2013 and 2012, Aqua America, Inc. (parent) had a current accounts receivable – affiliates balance of $3,092 and $18,572.  As of December 31, 2013 and 2012, Aqua America, Inc. (parent) had a notes receivable – affiliates balance of $280,830 and $359,008.  The changes in these balances represent non-cash adjustments that are recorded through Aqua America, Inc.’s (parent) investment in subsidiaries.

In the ordinary course of business, Aqua America, Inc. (parent) indemnifies a third-party for surety bonds issued on behalf of subsidiary companies, guarantees the performance of one of its regulated utilities in a jurisdiction that requires such guarantees, and guarantees several projects associated with the treatment of water in a jurisdiction.

Note 2 – Dividends from subsidiaries – Dividends in the amount of $18,075, $22,520, and $49,850 were paid to Aqua America, Inc. (parent) by its wholly-owned subsidiaries during the years ended December 31, 2013, 2012 and 2011, respectively.

Note 3 – Long-term debt – Aqua America, Inc. (parent) has long-term debt under unsecured note purchase agreements with investors in addition to its $150,000 revolving credit agreement.  Excluding amounts due under the revolving credit agreement, the debt maturities of Aqua America, Inc.’s (parent) long-term debt are as follows:

2014	$27,000
2015	18,000
2016	16,050
2017	26,050
2018	20,800
Thereafter	243,500

Aqua America, Inc. (parent) has a short-term line of credit of $15,000.  Funds borrowed under this line are classified as loans payable and is used to provide working capital.  The short-term borrowing activity for the last three years is as follows:

	2013	2012	2011
Balance outstanding at December 31,	$-	$-	$5,000
Interest rate at December 31,	-	-	3.25%
Average borrowings outstanding	$-	$-	$1,250
Weighted-average interest rate	-	-	1.71%
Maximum amount outstanding	$-	$-	$10,000